Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	F-3
Amendment Flag	false
Document Period End Date	Dec 21, 2012
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,925	$ 3,997
Restricted cash	79
Trade accounts receivable, net	2,992	7,675
Other current assets	642	1,041
Total current assets	5,638	12,713
LONG TERM ASSETS:
Restricted deposit		3,428
Property and equipment, net	648	1,021
Goodwill (Note 3)	12,501	14,238
Intangible assets and other, net (Note 4)	755	3,000
Total long term assets	13,904	21,687
Total assets	19,542	34,400
CURRENT LIABILITIES:
Short-term bank credit	275	6,983
Accounts payable and accruals:
Trade	1,418	3,403
Deferred revenue	571	739
Other	1,206	3,272
Total current liabilities	3,470	14,397
LONG-TERM LIABILITIES:
Accrued severance pay, net	425	410
Loans from banks and others	281	3,945
Derivatives liabilities - warrants	326	53
Total long-term liabilities	1,032	4,408
Total liabilities	4,502	18,805
COMMITMENTS AND CONTINGENCIES (Note 5)
Equity:
Share capital	97	56
Additional paid-in capital	135,053	126,544
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(111,804)	(100,764)
Treasury shares - September 30, 2012 261,250 December 31, 2011 367,810 shares	(6,716)	(9,455)
BluePhoenix Shareholders' Equity	15,093	14,844
Noncontrolling interest	(53)	751
Total equity	15,040	15,595
Total liabilities and equity	$ 19,542	$ 34,400

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Treasury shares, shares	261,250	367,810

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Services	$ 410	$ 2,802
Products	11,405	17,934
Total revenues	11,815	20,736
Cost of revenues:
Services	296	2,120
Products	8,236	13,570
Total cost of revenues	8,532	15,690
Gross profit	3,283	5,046
Research and development costs, net	1,255	3,422
Selling, general, and administrative expenses	7,637	12,097
Gain on sales of subsidiary and Appbuilder	(346)
Total operating expenses	8,546	15,519
Operating loss	(5,263)	(10,473)
Financial expenses, net	5,335	765
Other income, net	(580)
Loss before taxes on income	(10,018)	(11,238)
Taxes on income	174	78
Loss from continued operation	(10,192)	(11,316)
Net loss (profit) from discontinued operation (Note 6)	673	(97)
Net loss	(10,865)	(11,219)
Net income (loss) attributable to noncontrolling interests	175	(121)
Loss attributable to BluePhoenix	$ (11,040)	$ (11,098)
Net loss per share:
From continued operation, basic and diluted	$ (1.48)	$ (1.83)
From discontinued operation, basic and diluted	$ (0.1)	$ (0.02)
Attributable to the shareholders	$ (1.58)	$ (1.81)
Weighted average shares outstanding, basic and diluted	7,006	6,122

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSILIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (11,040)	$ (11,098)
Other comprehensive income
Total comprehensive loss	(11,040)	(11,098)
Comprehensive income attributable to the non-controlling interests
Comprehensive loss attributable to BluePhoenix shareholders	$ (11,040)	$ (11,098)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2010	$ 46,042	$ 52		$ 126,901	$ (1,537)	$ (12,044)	$ (68,388)	$ 1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)						(32,376)	(91)
Stock-based compensation	1,208			1,208
Dividend to noncontrolling interest	(216)							(216)
Issuance of shares	1,028	4		1,024
Issuance of shares, shares		169,000
Vested RSUs			[1]	(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	15,595	56		126,544	(1,537)	(9,455)	(100,764)	751
Balance, shares at Dec. 31, 2011		6,310,978
Net loss	(10,865)						(11,040)	175
Sale of subsidiary	(979)							(979)
Stock-based compensation	1,408			1,408
Conversions of loans to equity	9,599	36		9,563
Conversions of loans to equity, shares		3,678,392
Exercise of warrants	282		[1]	282
Exercise of warrants, shares		76,758
Vested RSUs		5		(2,744)		2,739
Vested RSUs, shares		482,642
Balance at Sep. 30, 2012	$ 15,040	$ 96		$ 135,053	$ (1,537)	$ (6,716)	$ (111,804)	$ (53)
Balance, shares at Sep. 30, 2012		10,548,770

[1]	Less than $1 thousand.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,865)	$ (11,219)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,558	3,415
Decrease in accrued severance pay, net	(16)	(720)
Stock - based compensation	1,408	947
Change in fair value of warrants and discount amortization	4,824	(288)
Gain on sales of subsidiary and Appbuilder	361
Loss on sale of property and equipment	12
Deferred income taxes, net		(14)
Long-term receivable		(20)
Changes in operating assets and liabilities:
Decrease in trade receivables	755	5,025
Increase in other current assets	(691)	(334)
Decrease in trade payables	(1,106)	(1,371)
Decrease in other current liabilities and deferred revenues	(249)	(1,828)
Net cash used in operating activities	(4,009)	(6,407)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	4,031
Purchase of property and equipment	(60)	(161)
Proceeds from sale of property and equipment	50	32
Additional consideration for previously acquired subsidiaries		(1,163)
Proceeds from sales of subsidiaries and Appbuilder	2,950
Net cash provided by (used in) investing activities	6,971	(1,292)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit and convertible notes, net	(1,601)	(6,054)
Issuance of shares and loan		5,000
Exercise of warrants	120
Repayment of long-term loans	(3,553)	(426)
Dividend paid to noncontrolling interest		(217)
Net cash provided by financing activities	(5,034)	(1,697)
NET DECREASE IN CASH AND CASH EQUIVALENTS FROM CONTINUED OPERATION	(2,072)	(9,396)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,997	12,295
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,925	$ 2,899

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies:

A.	The Company:

BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of IT modernization solutions.

The Company develops and markets software tools and provides consulting services for efficient modernization of legacy systems and cross-platform migration. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, , UK, Germany, Italy, Cyprus, Romania, and Israel.

B.
The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2011 are applied consistently in these financial statements except for the implementation of the following pronouncements :

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance to present certain reclassification adjustments into and out of accumulated other comprehensive income on a gross basis. The Company adopted the guidance commencing January 1, 2012.

Recently Issued Accounting Pronouncements:

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles-Goodwill and Other, General Intangibles Other than Goodwill. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. This update had no impact on the Company consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU is intended to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply this amendment for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. ASU No. 2011-11 relates specifically to disclosures, it will not have an impact on the Company's consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value." The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the FASB Accounting Standards Codification (Codification) in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This update did not have an impact on the Company's consolidated financial statements.

C.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ended December 31, 2012. The interim financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 20-F for the year ended December 31, 2011.

Certain Transactions	9 Months Ended
Sep. 30, 2012
Certain Transactions [Abstract]
Certain Transactions
Note 2 - Certain Transactions:

A.
On March 19, 2012, the Company entered into a series of agreements that became effective on May 4, 2012 with three of the Company's shareholders:  Lake Union, Prescott and Columbia, or the three shareholders, which include the following:

An Assignment and Assumption Agreement pursuant to which the rights and obligations of the lenders with respect to a $5 million loan granted to us in April 2011 and was due in May 2012, by a financial institution and other lenders, were purchased by the three shareholders in equal shares, subject to certain terms and conditions that will be effective following May 2012:

•	Due date on May 1, 2014 with a principal of 5 $ million and a quarterly interest rate of 6% per annum.

•
Accrued interest can be converted every three months either by the lenders or by the company into the company's ordinary shares. Upon conversion of the accrued interest, the number of shares will be determined according to the lower of 20-day volume weighted average price per share (three trading-days prior to the payment date- every quarter) or $3 per share.

•
Principal and accrued interest can be converted only by the lenders into the company's ordinary shares within 120 days of the closing date, upon conversion, the number of shares will be determined according to the lower of 30-day volume weighted average price per share (three trading-days prior to the closing date) and $3 per share.

•
Following 120 days in case of no conversion of the principal, the lenders will be entitled to the issuance of 18.7% of the Company's outstanding share capital as of the date of issuance. Following 120 days the conversion rate will be changed, and the number of shares upon conversion will be based only on a price of $3 per share.

In addition, the three shareholders provided to us a $500 thousand bridge loan for one year bearing nominal interest of 7% per annum. The principal and the accrued interest can be converted into shares according to the lower of 30-day volume weighted average price per share prior to closing or 3$ per share.

The company concluded that the conversion option is to be bifurcated and accounted for as an embedded derivative. The fair value of the derivative upon closing amounted to $3.7 million.

During the second quarter of 2012 the three shareholders exercised their conversion right with respect to the two loans as abovementioned, and accordingly, the Company issued to Lake Union 1,221,027 ordinary shares, to Prescott 1,230,820 ordinary shares and to Columbia 1,226,545 ordinary shares based on the 1.56 $ per share which is the 30-day volume weighted average price per share prior to closing. Upon conversion the principal net of discount and the derivative amounted to $9.6 million were classified to equity.

An  additional loans of up to $1.5 million bearing an interest at a rate of 8% per annum, can be extended by the three shareholders no later than May 3, 2013 including conversion rights., insofar as so mutually agreed by the parties.

Registration Rights Agreement pursuant to which the Company are required to file a registration statement on Form F-3 to cover the resale of the ordinary shares issued upon conversion of the abovementioned loans and interest accrued thereon.

B.	In June, 2012, the company sold its holdings in BluePhoenix Knowledge Management Systems Ltd., for a consideration of $550 thousand. As a result the company recorded a loss of $1,123 thousand.

Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill [Abstract]
Goodwill
Note 3 - Goodwill:

	September 30,	December 31,
	2012	2011
	Unaudited	Audited
	(in thousands)

Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Appbuilder	-	(13,099)
Goodwill related to the sale of subsidiaries	(1,737)	(9,632)

Balance as of	September 30	December 31

Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238

Intangible Assets, net	9 Months Ended
Sep. 30, 2012
Intangible Assets, net [Abstract]
Intangible Assets, net
Note 4 - Intangible Assets, net

	Useful	September 30,	December 31,
	life	2011	2010
		Unaudited	Aaudited
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	5,179	5,316

		51,446	52,426
Accumulated amortization:
Technology		46,091	45,202
Customer related intangible assets		4,600	4,224

		50,691	49,426

		$755	$3,000

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of September 30, 2012 is as follows:

(in thousands)

Q4 2012	266
2013	301
2014	163
2015	25

$755

*	Amortization of intangible assets (excluding deferred tax) amounted to $1,265, $5,414 and $2,950 thousand for the years ended September 30, 2012, 2011 and 2010 respectively.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 5 - Commitments and contingencies:

A.	Commitments:

Chief Scientist. Two of the Company's subsidiaries have entered into agreements with the OCS; these subsidiaries are obliged to pay royalties to the OCS at a rate of 3% on sales of the funded products, up to 100% of the dollar-linked grant received in respect of these products from the OCS. As of September 30, 2009, the contingent liability that was not recognized amounted to $310 thousand.

Ministry of Production in Italy. In July 2007, the Company's subsidiary, I-Ter, received an amount of $585,000 from the Ministry of Production in Italy for I-Ter's Easy4Plan product. Easy4Plan is a workflow management tool designed for ISO9000 companies. 36.5% of the funds received constitute a grant, and the remaining 63.5%, is a 10-year loan to be repaid by I-Ter in annual installments until September 2018. The loan bears a minimal annual interest of 0.87% and is linked to the euro. As of September 30, 2012 the remaining loan balance was $208 thousand.

Customers' bank guarantees. Under agreements between the Company and certain of its customers, the Company undertook to provide such customers a bank guarantee for the assurance of performance of its obligations under its agreements with such customers. As of September 30, 2012, there are no outstanding bank guarantees on behalf of customers.

B.	Contingencies:

1.
In May 2011, the Tel-Aviv-Jaffa District Court dismissed the claim filed against the Company, in June 2003, by a former Liraz shareholder. The plaintiff applied to the court in order to approve the claim which was related to the acquisition of Liraz shares, as a class action. The claim was dismissed after a long period where the plaintiff has not made any action to proceed with the claim.

2.
The Company evaluates estimated losses for indemnifications due to product infringement under FASB Topic ASC 450 "Contingencies". At this time, it is not possible to determine the maximum potential amount under these indemnification clauses due to lack of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Such indemnification agreements may not be subject to maximum loss clauses. Historically, the Company has not incurred material costs as a result of obligations under these agreements and has not accrued any liabilities related to such indemnification obligations in the Company's financial statements.

Discontinued Operation	9 Months Ended
Sep. 30, 2012
Discontinued Operation [Abstract]
Discontinued Operation
Note 6 - Discontinued Operation:

In May 2012, the Company completed the sale of the Company 51% share holdings in Liacom Systems Ltd., referred to as Liacom, for an aggregate consideration of $1.7 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. The proceeds from the sale were used to repay loans. Liacom met the definition of a component. Accordingly, the results of operations in the statement operations and prior periods results have been reclassified accordingly. As part the sale, the company realized a goodwill amounted to - $1.3 million based on the relative fair value of Liacom and the portion of the reported unit to be retained. The capital loss recorded upon sale of Liacom amounted to $703.

The following is the composition from discontinued operation:

	Nine months ended September 30,
	2012	2011

Revenues	$4,172	$9,251

Cost of revenues	4,000	8,788

Gross profit	172	463

Selling, general, and administrative expenses	137	298
Loss on realization of shareholdings	703	-

Operating profit (loss)	(668)	165
Financial expenses ,net	3	74

Profit before provision(benefit) for income taxes	(671)	91
Provision (benefit) for income taxes	2	(6)
Net profit (loss)	$(673)	$97

Including in the Consolidated Balance Sheets at September 30, 2012 and December 31, 2011 are the following major classes of assets and liabilities associated with discontinued operations:

	September 30	December 31
	2012	2011

Assets of discontinued operation:
Current	$-	$3,545
Noncurrent	$-	$81
Liabilities of discontinued operation:
Current	$-	$1,770
Noncurrent	$-	$141

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 7 - Subsequent Events:

In November 2012, the Company announced for the sale of the operations of BridgeQuest, Inc. in the amount of $20 thousands. The sale is part of a series of actions over the last year intended to shed less profitable business units of BluePhoenix

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
General
A.	The Company:

BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of IT modernization solutions.

The Company develops and markets software tools and provides consulting services for efficient modernization of legacy systems and cross-platform migration. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, , UK, Germany, Italy, Cyprus, Romania, and Israel.

B.
The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2011 are applied consistently in these financial statements except for the implementation of the following pronouncements :

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance to present certain reclassification adjustments into and out of accumulated other comprehensive income on a gross basis. The Company adopted the guidance commencing January 1, 2012.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements:

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles-Goodwill and Other, General Intangibles Other than Goodwill. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. This update had no impact on the Company consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU is intended to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply this amendment for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. ASU No. 2011-11 relates specifically to disclosures, it will not have an impact on the Company's consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term "fair value." The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the FASB Accounting Standards Codification (Codification) in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This update did not have an impact on the Company's consolidated financial statements.

Unaudited interim consolidated financial statements
C.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ended December 31, 2012. The interim financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 20-F for the year ended December 31, 2011.

Goodwill (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill [Abstract]
Schedule of Goodwill
	September 30,	December 31,
	2012	2011
	Unaudited	Audited
	(in thousands)

Balance as of January 1.
Goodwill	$56,053	$69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(32,183)

	14,238	36,969
Goodwill related to sale of Appbuilder	-	(13,099)
Goodwill related to the sale of subsidiaries	(1,737)	(9,632)

Balance as of	September 30	December 31

Goodwill	54,316	56,053
Accumulated impairment losses at the end of the period	(41,815)	(41,815)

	$12,501	$14,238

Intangible Assets, net (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets, net [Abstract]
Schedule of Intangible Assets, net
	Useful	September 30,	December 31,
	life	2011	2010
		Unaudited	Aaudited
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	5,179	5,316

		51,446	52,426
Accumulated amortization:
Technology		46,091	45,202
Customer related intangible assets		4,600	4,224

		50,691	49,426

		$755	$3,000

Schedule of Estimated Future Amortization
The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of September 30, 2012 is as follows:

(in thousands)

Q4 2012	266
2013	301
2014	163
2015	25

$755

*	Amortization of intangible assets (excluding deferred tax) amounted to $1,265, $5,414 and $2,950 thousand for the years ended September 30, 2012, 2011 and 2010 respectively.

Discontinued Operation (Tables)	9 Months Ended
Sep. 30, 2012
Discontinued Operation [Abstract]
Composition from Discontinued Operation
The following is the composition from discontinued operation:

	Nine months ended September 30,
	2012	2011

Revenues	$4,172	$9,251

Cost of revenues	4,000	8,788

Gross profit	172	463

Selling, general, and administrative expenses	137	298
Loss on realization of shareholdings	703	-

Operating profit (loss)	(668)	165
Financial expenses ,net	3	74

Profit before provision(benefit) for income taxes	(671)	91
Provision (benefit) for income taxes	2	(6)
Net profit (loss)	$(673)	$97

Summary of Major Classes of Assets and Liabilities from Discontinued Operation
Including in the Consolidated Balance Sheets at September 30, 2012 and December 31, 2011 are the following major classes of assets and liabilities associated with discontinued operations:

	September 30	December 31
	2012	2011

Assets of discontinued operation:
Current	$-	$3,545
Noncurrent	$-	$81
Liabilities of discontinued operation:
Current	$-	$1,770
Noncurrent	$-	$141

Certain Transactions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended	0 Months Ended
	Sep. 30, 2012	May 04, 2012	Jun. 30, 2012 BluePhoenix Knowledge Management Systems Ltd. [Member]	Jun. 30, 2012 Lake Union [Member]	Jun. 30, 2012 Prescott [Member]	Jun. 30, 2012 Columbia [Member]	Apr. 30, 2011 Previous Debt, Due May 2012 [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member] Lender or Company Conversion [Member]	May 04, 2012 Assignment and Assumption Debt Agreement [Member] Lender Only Conversion [Member]	May 04, 2012 Bridge Loan from Three Shareholders [Member]	Sep. 30, 2012 Additional Loans from Three Shareholders [Member]
Certain Transactions [Line Items]
Debt instrument, face amount							$ 5,000	$ 5,000			$ 500	$ 1,500
Maturity date							May 31, 2012	May 1, 2014
Annual interest rate								6.00%			7.00%	8.00%
Weighted average price per share measurement period for conversion price determination									20 days	30 days	30 days
Debt conversion, price per share				$ 0	$ 0	$ 0		$ 3	$ 3	$ 3	$ 3
Debt conversion, conversion window									3 months	120 days
Percent of share capital entitled to lenders after debt conversion window closes								18.70%
Fair value of embedded derivative		3,700
Debt conversion, shares issued				1,221,027	1,230,820	1,226,545
Common stock, price per share				$ 1.56	$ 1.56	$ 1.56
Conversions of loans to equity	9,599
Total consideration for sale of subsidiary			550
Loss on sale of subsidiary			$ 1,123

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Appbuilder Technology [Member]	Dec. 31, 2011 Appbuilder Technology [Member]	Sep. 30, 2012 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member]
Goodwill [Line Items]
Goodwill, gross - Balance as of January 1,	$ 54,316	$ 56,053	$ 69,152
Accumulated impairment losses at the beginning of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of January 1,	12,501	14,238	36,969
Goodwill related to sale					(13,099)	(1,737)	(9,632)
Goodwill, gross - Balance at December 31,	54,316	56,053	69,152
Accumulated impairment losses at the end of the period	(41,815)	(41,815)	(32,183)
Goodwill - Balance as of December 31,	$ 12,501	$ 14,238	$ 36,969

Intangible Assets, net (Schedule of Intangible Assets and Others, Net) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 51,446	$ 52,426
Accumulated amortization	50,691	49,426
Intangible assets, net	755	3,000
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Finite-lived intangible assets, gross	46,266	47,110
Accumulated amortization	46,091	45,202
Customer related intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	5,179	5,316
Accumulated amortization	$ 4,600	$ 4,224
Customer related intangible assets [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer related intangible assets [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years

Intangible Assets, net (Schedule Of Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011
Intangible Assets, net [Abstract]
Q4 2012	$ 266
2013	301
2014	163
2015	25
Intangible assets, net	755			3,000
Amortization of intangible assets	$ 1,265	$ 5,414	$ 2,950

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2009	Jul. 31, 2007 Ministry of Production in Italy [Member]	Sep. 30, 2012 Ministry of Production in Italy [Member]
Commitments And Contingencies [Line Items]
Royalty commitment, percent of funded product sales	3.00%
Royalty commitment, maximum percent of grant linked to product sales	100.00%
Contingent liability, maximum potential royalty payment		$ 310
Proceeds from issuance of debt and other			585
Percent of proceeds considered a grant			36.50%
Percent of proceeds considered long-term debt			63.50%
Maturity date			Sep 30, 2018
Debt instrument, minimum interest rate			0.87%
Long-term debt				$ 208

Discontinued Operation (Narrative) (Details) (Liacom [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2012
Liacom [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	51.00%
Aggregate consideration	$ 1,700
Goodwill impairment	(1,300)
Capital loss recorded upon sale	$ 703

Discontinued Operation (Composition from Discontinued Operation) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Composition from discontinued operation:
Net profit (loss)	$ (673)	$ 97
Liacom [Member]
Composition from discontinued operation:
Revenues	4,172	9,251
Cost of revenues	4,000	8,788
Gross profit	172	463
Selling, general, and administrative expenses	137	298
Loss on realization of shareholdings	703
Operating profit (loss)	(668)	165
Financial expenses, net	3	74
Profit before provision(benefit) for income taxes	(671)	91
Provision (benefit) for income taxes	2	(6)
Net profit (loss)	$ (673)	$ 97

Discontinued Operation (Summary of Major Classes of Assets and Liabilities from Discontinued Operations) (Details) (Liacom [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Liacom [Member]
Assets of discontinued operation:
Current		$ 3,545
Noncurrent		81
Liabilities of discontinued operation:
Current		1,770
Noncurrent		$ 141

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Nov. 30, 2012
Subsequent Events [Abstract]
Sale price for BridgeQuest, Inc.	$ 20